Property Plant and Equipment (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2018
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	$ 528,000,000	$ 712,000,000
Additions	176,000,000	238,000,000
Disposals	7,000,000	10,000,000
Transfers	819,000,000	(274,000,000)
Depreciation charges	(143,000,000)	(137,000,000)
Revaluation results		(1,000,000)
Net book amount as of ending	1,373,000,000	528,000,000
Costs	4,267,000,000	3,279,000,000	$ 3,326,000,000
Accumulated depreciation	(2,894,000,000)	(2,751,000,000)	(2,614,000,000)
Other Buildings And Facilities [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	192,000,000	330,000,000
Additions	83,000,000	138,000,000
Disposals	0	0
Transfers	819,000,000	(253,000,000)
Depreciation charges	(34,000,000)	(23,000,000)
Revaluation results		0
Net book amount as of ending	1,060,000,000	192,000,000
Costs	1,488,000,000	586,000,000	701,000,000
Accumulated depreciation	(428,000,000)	(394,000,000)	(371,000,000)
Furniture and Fixtures [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	139,000,000	138,000,000
Additions	32,000,000	27,000,000
Disposals	0	3,000,000
Transfers	0	0
Depreciation charges	(24,000,000)	(23,000,000)
Revaluation results		0
Net book amount as of ending	147,000,000	139,000,000
Costs	467,000,000	435,000,000	411,000,000
Accumulated depreciation	(320,000,000)	(296,000,000)	(273,000,000)
Machinery and Equipment [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	196,000,000	242,000,000
Additions	61,000,000	73,000,000
Disposals	7,000,000	7,000,000
Transfers	0	(21,000,000)
Depreciation charges	(85,000,000)	(90,000,000)
Revaluation results		(1,000,000)
Net book amount as of ending	165,000,000	196,000,000
Costs	2,282,000,000	2,228,000,000	2,184,000,000
Accumulated depreciation	(2,117,000,000)	(2,032,000,000)	(1,942,000,000)
Vehicles [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	0	1,000,000
Additions	0	0
Disposals	0	0
Transfers	0	0
Depreciation charges	0	(1,000,000)
Revaluation results		0
Net book amount as of ending	0	0
Costs	29,000,000	29,000,000	29,000,000
Accumulated depreciation	(29,000,000)	(29,000,000)	(28,000,000)
Others [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	1,000,000	1,000,000
Additions	0	0
Disposals	0	0
Transfers	0	0
Depreciation charges	0	0
Revaluation results		0
Net book amount as of ending	1,000,000	1,000,000
Costs	1,000,000	1,000,000	1,000,000
Accumulated depreciation	$ 0	$ 0	$ 0